AFA ASSET BASED LENDING FUND

Schedule of Investments

July 31, 2026 (Unaudited)

	Geographic	Acquisition	Cost/	Fair	Percent of
	Region	Date	Principal	Value	Net Assets
Investments in Asset Based Lending

Real Assets Asset Based Lending (7.94%)
Commercial Real Estate Bridge Lending
ADL 15 LLC, 15.00%, 7/10/2027(a)(b)	North America	July, 2026	$3,000,000	$3,030,693	1.30%
Limerick Logistics Center 14.00%, 9/23/2026(a)(b)	North America	February, 2024	3,000,000	3,012,995	1.29%
Credit Facilities
LCAP SPV I LLC, SOFR + 12.5%, 6/19/2027(a)(b)	North America	July, 2026	3,000,000	3,001,192	1.29%
Opportunistic Real Estate Lending
NCP APN LLC, 1-month SOFR +10.00%, 6/17/2027(a)(b)	North America	June, 2025	3,673,648	3,748,471	1.61%
NCP Mural Park LLC, 1-month SOFR +10.50%, 8.50% PIK, 3/21/2027(a)(b)(c)	North America	March, 2025	5,000,000	5,691,129	2.45%
Specialized Collateral Asset Based Lending (1.32%)
Event Tickets
SI Tickets, Inc. & Events BSB Company LLC, SOFR + 8.25%, 8/25/2028(a)(b)(c)	North America	July, 2025	2,970,000	3,067,241	1.32%
Specialty Finance Asset Based Lending (1.64%)
Art
AF Funding XII LLC, Prime +3.00%, 10/5/2026(a)(b)(c)(d)	North America	October, 2023	778,223	770,767	0.33%
Lending to Finance Companies
CONCAR-SPV-1, LLC, SOFR + 12.00%, 11/15/2026(a)(b)	North America	August, 2025	3,000,000	3,051,802	1.31%
Total Asset Based Lending (Cost $24,421,871) (10.90%)			24,421,871	25,374,290

Investments in Underlying Funds

Commercial Asset Based Lending (33.86%)
Corporate Asset Based Lending
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	3,843,760	3,464,561	1.49%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	11,400,000	10,609,962	4.56%
WhiteHawk Evergreen Fund, LP(a)	North America	October, 2024	15,000,000	15,894,730	6.83%
Diversified Lending
Feenix High Income Strategies LP(a)	North America	February, 2024	4,000,000	4,307,208	1.85%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	11,703,947	11,309,223	4.86%
Matterhorn Partners LP(a)(e)	North America	December, 2023	6,000,000	7,777,392	3.34%
OHPC LP(a)	North America	April, 2022	17,500,000	17,905,035	7.69%
Trade Finance
Evolution Credit Partners Trade Finance, L.P.(a)	North America	January, 2025	7,728,507	7,539,260	3.24%
Opportunistic (0.01%)
Distressed
Lynx EBO Fund II(B) SP, 3,500 Shares(a)	North America	October, 2021	151,292	34,571	0.01%
Real Assets Asset Based Lending (14.96%)
Minerals & Infrastructure Lending
Nebari Natural Resources Credit Fund II LP(a)	North America	February, 2025	1,562,895	1,875,103	0.80%
Nebari Natural Resources Credit Fund II SPC(a)	Cayman Islands	February, 2023	1,177,307	1,241,281	0.53%
Opportunistic Real Estate Lending
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	4,929,544	5,206,532	2.24%
Real Estate Bridge Lending
1543 Oceania Credit Opportunities Fund(a)	North America	February, 2024	13,000,000	16,342,975	7.02%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	10,166,166	4.37%
Specialized Collateral Asset Based Lending (21.36%)
Government Contracts
Leonid Credit Income Fund (Parallel) LP(a)	North America	April, 2024	10,000,000	11,153,183	4.79%
Litigation Finance
EAJF ESQ Fund LP(a)(e)	North America	November, 2023	13,000,000	18,790,015	8.07%
Rocade Capital Fund IV LP(a)	North America	May, 2023	15,870,348	19,803,440	8.50%
Specialty Finance Asset Based Lending (29.57%)
Lending to Finance Companies
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,667,596	8.01%
Coromandel Credit Income Evergreen Fund LP(a)	North America	July, 2024	10,000,000	10,458,739	4.49%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	10,204,397	10,277,603	4.41%
Pier Special Opportunities Fund LP(a)	North America	December, 2022	9,465,299	10,407,812	4.47%
Rivonia Road Fund LP(a)(e)	North America	June, 2023	9,220,530	12,771,156	5.48%
Treville Credit Fund LP(a)	North America	July, 2022	6,267,062	6,308,448	2.71%
Total Investments in Underlying Funds (Cost $208,924,888) (99.76%)			208,924,888	232,311,991

Short-Term Investments
Money Market Fund (2.33%)
UMB Bank, Money Market Special II, 2.71% - 5,436,805 Shares(f)			5,436,805	5,436,805	2.33%
Total Short-Term Investments (Cost $5,436,805) (2.33%)			5,436,805	5,436,805

Total Investments (Cost $238,783,564) (112.99%)				$263,123,086
Liabilities in excess of other assets (-12.99%)				(30,254,276)
Net Assets - 100.00%				$232,868,810

a Investments are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs. The total of all such investments represents $25,374,290 or 10.90% of net assets.

c This security has a component of paid-in-kind (PIK) interest.

d The loan matured on 10/5/25 and is non-performing as of period end.

e Non-income producing.

f The rate quoted is the annualized seven-day yield of the Fund at the period end.

The accompanying notes are an integral part of these Financial Statements.